Provisions for Compensation and Penalty	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Provisions for Compensation and Penalty [Abstract]
PROVISIONS FOR COMPENSATION AND PENALTY

NOTE 5 – PROVISIONS FOR COMPENSATION AND PENALTY

	As of December 31,	As of June 30,
	2024	2025
Provision for compensation	$328,615	$-
Provision for penalty	1,245,625	-
Total	$1,574,240	$-

The provision for staff injury compensation represented the management’s estimated liability for work-related injuries incurred by its employee. The provision was calculated based on estimated maximum future cash outflows to settle the staff injury claim. The claim considered the assessment loss of earning capacity including the necessary period of absence from duty and the percentage of loss of earning capacity permanently caused to the employee as a result of the work injury in accordance with Hong Kong Employees’ Compensation Ordinance and ASC Topic 450. In accordance with ASC 450-20-30-1, $328,615 was the estimated amount within the range of loss appears at the time to be a better estimate than any other amount within the range.

The provision for staff injury compensation of $328,615 was recognized as expenses in prior years and classified as current liability as of December 31, 2024. During the six months ended June 30, 2025, a staff injury case was settled and fully compensated by the Company’s insurance provider. Consequently, the previously recognized provision for staff injury compensation of $328,615 was reversed and recognized as other income for the six months ended June 30, 2025.

The provision for penalty claim represented the management’s estimated liability for a dispute with one of its suppliers regarding a penalty claim. The dispute arose due to the Company’s underutilization of the cargo aircraft’s capacity, leading to a suboptimal load weight on the aircraft. Consequently, the supplier levied charges on the Company for the freight rate, fuel surcharge, and security charges, amounting to a total of $1,245,625.

The provision for penalty claim of $1,245,625 was recognized as expenses in prior years and classified as current liability as of December 31, 2024. During the six months ended June 30, 2025, the management reached a settlement agreement with the supplier for $115,383, thereby resolving the dispute. Consequently, the previously recognized provision for penalty of $1,130,242 was reversed and recognized as other income for the six months ended June 30, 2025.

NOTE 6 — PROVISIONS FOR COMPENSATION AND PENALTY

	As of December 31,
	2023	2024
Provision for compensation	$328,615	$328,615
Provision for penalty	1,245,625	1,245,625
Total	$1,574,240	$1,574,240

The provision for staff injury compensation represented the management’s estimated liability for work-related injuries incurred by its employee. The provision was calculated based on estimated maximum future cash outflows to settle the staff injury claim. The claim considered the assessment loss of earning capacity including the necessary period of absence from duty and the percentage of loss of earning capacity permanently caused to the employee as a result of the work injury in accordance with Hong Kong Employees’ Compensation Ordinance and ASC 450. In accordance with ASC 450-20-30-1, $328,615 was the estimated amount within the range of loss appears at the time to be a better estimate than any other amount within the range as of December 31, 2023 and 2024.

The provision for staff injury compensation of $328,615 was recognized as expenses for the year ended December 31, 2022 and classified as a current liability as of December 31, 2022, 2023 and 2024. The expected settlements are anticipated to occur within one year.

The Company is in procession of insurance policy to cover its liability under Hong Kong Employees’ Compensation Ordinance and Hong Kong Common Law for the work injuries for its employee.

The provision for penalty claim represented the management’s estimated liability for a dispute with one of its suppliers. The supplier issued the penalty invoice due to the Company’s insufficient occupancy of the cargo aircraft capacity, which resulted in an inadequate load weight for the aircraft. As a result, the supplier charged the Company for freight rate, fuel surcharge, and security charges for a total amount of $1,245,625. The management of the Company is actively discussing and following up on the matter with the supplier and has determined that the penalty is probable, and the amount can be reasonably estimated. The best estimate of the amount is $1,245,625 as of December 31, 2023 and 2024.

The provision for penalty of $1,245,625 was recognized as expenses for the year ended December 31, 2023 and classified as a current liability in the audited consolidated financial statements as at December 31, 2023 and 2024. The expected settlements are anticipated to occur within one year.